Stockholders' Deficit (Details) - Schedule of Stock Options Activity - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2020
Schedule of Stock Options Activity [Abstract]
Number of Options, Outstanding, ending (in Shares)	16	16
Weighted- Average Exercise Price, Outstanding, ending	$ 220,000	$ 220,000
Weighted- Average Remaining Contractual Term (Years), Outstanding, ending	1 year 2 months 19 days	1 year 11 months 19 days	5 years 3 months 14 days
Weighted- Average Grant-Date Fair Value, Outstanding,ending
Aggregate Intrinsic Value, Outstanding, ending (in Dollars)